FINANCIAL STATEMENTS
Transamerica Life Insurance Company
Separate Account VA AA
Years Ended December 31, 2025 and 2024

Transamerica Life Insurance Company
Separate Account VA AA
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and
Contract Owners of Separate Account VA AA
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA AA (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
AB Balanced Hedged Allocation Class B Shares (1)	ProFund VP UltraSmall-Cap (1)
Fidelity® VIP Index 500 Service Class 2 (1)	ProFund VP Utilities (1)
Franklin Allocation Class 4 Shares (1)	TA Aegon Bond Service Class (1)
ProFund Access VP High Yield (1)	TA Aegon Core Bond Service Class (1)
ProFund VP Asia 30 (1)	TA Aegon High Yield Bond Service Class (1)
ProFund VP Bull (1)	TA Aegon Sustainable Equity Income Service Class (1)
ProFund VP Communication Services (1)	TA Aegon U.S. Government Securities Service Class (1)
ProFund VP Consumer Discretionary (1)	TA BlackRock Government Money Market Service Class (1)
ProFund VP Emerging Markets (1)	TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)
ProFund VP Energy (1)	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)
ProFund VP Europe 30 (1)	TA BlackRock iShares Edge 40 Service Class (1)
ProFund VP Falling U.S. Dollar (1)	TA BlackRock iShares Tactical - Balanced Service Class (1)
ProFund VP Financials (1)	TA BlackRock iShares Tactical - Conservative Service Class (1)
ProFund VP Government Money Market (1)	TA BlackRock iShares Tactical - Growth Service Class (1)
ProFund VP International (1)	TA BlackRock Real Estate Securities Service Class (1)
ProFund VP Japan (1)	TA BlackRock Tactical Allocation Service Class (1)
ProFund VP Materials (1)	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class (1)
ProFund VP Mid-Cap (1)	TA Goldman Sachs Managed Risk - Growth ETF Initial Class (1)
ProFund VP NASDAQ-100 (1)	TA Goldman Sachs Managed Risk - Growth ETF Service Class (1)
ProFund VP Pharmaceuticals (1)	TA International Focus Service Class (1)
ProFund VP Precious Metals (1)	TA Janus Balanced Service Class (1)
ProFund VP Short Emerging Markets (1)	TA Janus Mid-Cap Growth Service Class (1)
ProFund VP Short International (1)	TA JPMorgan Enhanced Index Service Class (1)
ProFund VP Short NASDAQ-100 (1)	TA JPMorgan Tactical Allocation Service Class (1)
ProFund VP Short Small-Cap (1)	TA Multi-Managed Balanced Service Class (1)
ProFund VP Small-Cap (1)	TA Small/Mid Cap Value Service Class (1)
ProFund VP Small-Cap Value (1)	TA T. Rowe Price Small Cap Service Class (1)
ProFund VP U.S. Government Plus (1)	TA WMC US Growth Service Class (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Life Insurance Company
Separate Account VA AA
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Hedged Allocation Class B Shares	-	$-	$-	$-	$-	-	$3.102081	$15.291597
Fidelity® VIP Index 500 Service Class 2	-	-	-	-	-	-	5.102773	29.062767
Franklin Allocation Class 4 Shares	-	-	-	-	-	-	3.241671	14.784389
ProFund Access VP High Yield	2,473.979	59,728	63,952	(1)	63,951	27,418	2.169926	11.461679
ProFund VP Asia 30	678.269	25,709	31,546	-	31,546	32,485	0.903377	13.795196
ProFund VP Bull	0.078	3	5	(5)	-	-	3.820240	25.109403
ProFund VP Communication Services	-	-	-	-	-	-	2.113916	16.327351
ProFund VP Consumer Discretionary	-	-	-	-	-	-	4.738353	21.032940
ProFund VP Emerging Markets	822.271	24,888	33,212	(6)	33,206	30,224	1.022117	17.246733
ProFund VP Energy	-	-	-	-	-	-	1.178633	12.060395
ProFund VP Europe 30	-	-	-	-	-	-	1.406984	16.897559
ProFund VP Falling U.S. Dollar	-	-	-	-	-	-	0.547139	8.128512
ProFund VP Financials	-	-	-	-	-	-	2.135639	20.732114
ProFund VP Government Money Market	-	-	-	-	-	-	0.999562	9.821034
ProFund VP International	-	-	-	-	-	-	1.095632	14.638310
ProFund VP Japan	-	-	-	-	-	-	2.259447	24.302483
ProFund VP Materials	-	-	-	-	-	-	1.823036	15.837189
ProFund VP Mid-Cap	0.316	6	6	(6)	-	-	2.729867	15.618902
ProFund VP NASDAQ-100	596.742	30,910	41,480	1	41,481	4,694	8.221327	39.443565
ProFund VP Pharmaceuticals	-	-	-	-	-	-	2.843558	14.736779
ProFund VP Precious Metals	-	-	-	-	-	-	1.218477	29.756106
ProFund VP Short Emerging Markets	-	-	-	-	-	-	0.139281	2.802765
ProFund VP Short International	-	-	-	-	-	-	0.201000	3.922570
ProFund VP Short NASDAQ-100	-	-	-	-	-	-	0.029295	1.252032
ProFund VP Short Small-Cap	-	-	-	-	-	-	0.071055	3.192151
ProFund VP Small-Cap	-	-	-	-	-	-	2.421895	14.578972
ProFund VP Small-Cap Value	-	-	-	-	-	-	2.548296	13.739792
ProFund VP U.S. Government Plus	-	-	-	-	-	-	1.058947	6.017801
ProFund VP UltraSmall-Cap	-	-	-	-	-	-	2.152837	13.641689
ProFund VP Utilities	-	-	-	-	-	-	2.536745	16.969750
TA Aegon Bond Service Class	989.468	9,354	9,301	-	9,301	5,930	1.459256	10.004781
TA Aegon Core Bond Service Class	-	-	-	-	-	-	1.506778	10.056638
TA Aegon High Yield Bond Service Class	-	-	-	-	-	-	2.313181	12.802899
TA Aegon Sustainable Equity Income Service Class	-	-	-	-	-	-	2.154466	14.535393
TA Aegon U.S. Government Securities Service Class	-	-	-	-	-	-	1.271986	9.377664
TA BlackRock Government Money Market Service Class	500,593.240	500,593	500,593	32	500,625	444,161	1.048056	10.156804
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	-	-	-	-	-	-	1.554832	12.448060
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	-	-	-	-	-	-	1.773851	13.429277

See accompanying notes.

Transamerica Life Insurance Company
Separate Account VA AA
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock iShares Edge 40 Service Class	-	$-	$-	$-	$-	-	$1.403545	$13.129246
TA BlackRock iShares Tactical - Balanced Service Class	-	-	-	-	-	-	1.641781	13.421876
TA BlackRock iShares Tactical - Conservative Service Class	-	-	-	-	-	-	1.459812	12.497418
TA BlackRock iShares Tactical - Growth Service Class	-	-	-	-	-	-	1.836462	15.694527
TA BlackRock Real Estate Securities Service Class	0.211	2	2	(2)	-	-	1.283740	11.763006
TA BlackRock Tactical Allocation Service Class	-	-	-	-	-	-	1.827323	15.650830
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	-	-	-	-	-	-	2.093274	14.521314
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-	2.512455	17.232387
TA Goldman Sachs Managed Risk - Growth ETF Service Class	-	-	-	-	-	-	2.068777	16.850321
TA International Focus Service Class	-	-	-	-	-	-	1.568967	14.084602
TA Janus Balanced Service Class	-	-	-	-	-	-	2.788817	19.786815
TA Janus Mid-Cap Growth Service Class	1,361.372	39,523	38,173	(3)	38,170	10,311	3.443654	24.136567
TA JPMorgan Enhanced Index Service Class	-	-	-	-	-	-	5.046195	28.933546
TA JPMorgan Tactical Allocation Service Class	-	-	-	-	-	-	1.597356	12.262737
TA Multi-Managed Balanced Service Class	-	-	-	-	-	-	3.315212	19.446352
TA Small/Mid Cap Value Service Class	0.193	4	4	(4)	-	-	3.419368	17.266271
TA T. Rowe Price Small Cap Service Class	2,071.307	21,421	19,864	(5)	19,859	4,023	4.592384	19.900119
TA WMC US Growth Service Class	1,079.432	34,286	41,914	(2)	41,912	7,600	5.129965	36.593107

See accompanying notes.

Transamerica Life Insurance Company
Separate Account VA AA
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Balanced Hedged Allocation Class B Shares	$-	$-	$-
Fidelity® VIP Index 500 Service Class 2	-	-	-
Franklin Allocation Class 4 Shares	-	-	-
ProFund Access VP High Yield	63,951	-	63,951
ProFund VP Asia 30	31,546	-	31,546
ProFund VP Bull	-	-	-
ProFund VP Communication Services	-	-	-
ProFund VP Consumer Discretionary	-	-	-
ProFund VP Emerging Markets	33,206	-	33,206
ProFund VP Energy	-	-	-
ProFund VP Europe 30	-	-	-
ProFund VP Falling U.S. Dollar	-	-	-
ProFund VP Financials	-	-	-
ProFund VP Government Money Market	-	-	-
ProFund VP International	-	-	-
ProFund VP Japan	-	-	-
ProFund VP Materials	-	-	-
ProFund VP Mid-Cap	-	-	-
ProFund VP NASDAQ-100	41,481	-	41,481
ProFund VP Pharmaceuticals	-	-	-
ProFund VP Precious Metals	-	-	-
ProFund VP Short Emerging Markets	-	-	-
ProFund VP Short International	-	-	-
ProFund VP Short NASDAQ-100	-	-	-
ProFund VP Short Small-Cap	-	-	-
ProFund VP Small-Cap	-	-	-
ProFund VP Small-Cap Value	-	-	-
ProFund VP U.S. Government Plus	-	-	-
ProFund VP UltraSmall-Cap	-	-	-
ProFund VP Utilities	-	-	-
TA Aegon Bond Service Class	9,301	-	9,301
TA Aegon Core Bond Service Class	-	-	-
TA Aegon High Yield Bond Service Class	-	-	-
TA Aegon Sustainable Equity Income Service Class	-	-	-
TA Aegon U.S. Government Securities Service Class	-	-	-
TA BlackRock Government Money Market Service Class	500,625	-	500,625
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	-	-	-
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	-	-	-
TA BlackRock iShares Edge 40 Service Class	-	-	-
TA BlackRock iShares Tactical - Balanced Service Class	-	-	-
TA BlackRock iShares Tactical - Conservative Service Class	-	-	-

See accompanying notes.

Transamerica Life Insurance Company
Separate Account VA AA
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
TA BlackRock iShares Tactical - Growth Service Class	$-	$-	$-
TA BlackRock Real Estate Securities Service Class	-	-	-
TA BlackRock Tactical Allocation Service Class	-	-	-
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	-	-	-
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-
TA Goldman Sachs Managed Risk - Growth ETF Service Class	-	-	-
TA International Focus Service Class	-	-	-
TA Janus Balanced Service Class	-	-	-
TA Janus Mid-Cap Growth Service Class	38,170	-	38,170
TA JPMorgan Enhanced Index Service Class	-	-	-
TA JPMorgan Tactical Allocation Service Class	-	-	-
TA Multi-Managed Balanced Service Class	-	-	-
TA Small/Mid Cap Value Service Class	-	-	-
TA T. Rowe Price Small Cap Service Class	19,859	-	19,859
TA WMC US Growth Service Class	41,912	-	41,912

See accompanying notes.

Transamerica Life Insurance Company
Separate Account VA AA
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	AB Balanced Hedged Allocation Class B Shares	Fidelity® VIP Index 500 Service Class 2	Franklin Allocation Class 4 Shares	ProFund Access VP High Yield
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ -	$ -	$ 57,477

Investment Income:
Reinvested Dividends	-	-	-	3,120
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	266
Net Investment Income (Loss)	-	-	-	2,854

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	24
Net Realized Capital Gains (Losses) on Investments	-	-	-	24
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	457
Net Gain (Loss) on Investment	-	-	-	481

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	3,335

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	(348)

Total Increase (Decrease) in Net Assets	-	-	-	2,987

Net Assets as of December 31, 2024:	$ -	$ -	$ -	$ 60,464

Investment Income:
Reinvested Dividends	-	-	-	1,508
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	279
Net Investment Income (Loss)	-	-	-	1,229

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	16
Net Realized Capital Gains (Losses) on Investments	-	-	-	16
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	2,242
Net Gain (Loss) on Investment	-	-	-	2,258

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	3,487

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	3,487

Net Assets as of December 31, 2025:	$ -	$ -	$ -	$ 63,951

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA AA
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	ProFund VP Asia 30	ProFund VP Bull	ProFund VP Communication Services	ProFund VP Consumer Discretionary
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ 54,771	$ -	$ -

Investment Income:
Reinvested Dividends	190	449	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	62	280	-	-
Net Investment Income (Loss)	128	169	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,002	-	-
Realized Gain (Loss) on Investments	1	18	-	-
Net Realized Capital Gains (Losses) on Investments	1	3,020	-	-
Net Change in Unrealized Appreciation (Depreciation)	1,106	8,831	-	-
Net Gain (Loss) on Investment	1,107	11,851	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	1,235	12,020	-	-

Increase (Decrease) in Net Assets from Contract Transactions	24,294	(1)	-	-

Total Increase (Decrease) in Net Assets	25,529	12,019	-	-

Net Assets as of December 31, 2024:	$ 25,529	$ 66,790	$ -	$ -

Investment Income:
Reinvested Dividends	1,397	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	133	64	-	-
Net Investment Income (Loss)	1,264	(64)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	22	4,742	-	-
Net Realized Capital Gains (Losses) on Investments	22	4,742	-	-
Net Change in Unrealized Appreciation (Depreciation)	4,732	(7,845)	-	-
Net Gain (Loss) on Investment	4,754	(3,103)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	6,018	(3,167)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(1)	(63,623)	-	-

Total Increase (Decrease) in Net Assets	6,017	(66,790)	-	-

Net Assets as of December 31, 2025:	$ 31,546	$ -	$ -	$ -

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA AA
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	ProFund VP Emerging Markets	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Falling U.S. Dollar
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	375	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	62	-	-	-
Net Investment Income (Loss)	313	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	2	-	-	-
Net Realized Capital Gains (Losses) on Investments	2	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(127)	-	-	-
Net Gain (Loss) on Investment	(125)	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	188	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	24,315	-	-	-

Total Increase (Decrease) in Net Assets	24,503	-	-	-

Net Assets as of December 31, 2024:	$ 24,503	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	366	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	131	-	-	-
Net Investment Income (Loss)	235	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	21	-	-	-
Net Realized Capital Gains (Losses) on Investments	21	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	8,449	-	-	-
Net Gain (Loss) on Investment	8,470	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	8,705	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(2)	-	-	-

Total Increase (Decrease) in Net Assets	8,703	-	-	-

Net Assets as of December 31, 2025:	$ 33,206	$ -	$ -	$ -

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA AA
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	ProFund VP Financials	ProFund VP Government Money Market	ProFund VP International	ProFund VP Japan
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	6	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	6	6
Net Investment Income (Loss)	-	6	(6)	(6)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	(417)	(714)
Net Realized Capital Gains (Losses) on Investments	-	-	(417)	(714)
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-
Net Gain (Loss) on Investment	-	-	(417)	(714)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	6	(423)	(720)

Increase (Decrease) in Net Assets from Contract Transactions	-	(6)	423	720

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2024:	$ -	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	2	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-
Net Investment Income (Loss)	-	2	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	2	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(2)	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2025:	$ -	$ -	$ -	$ -

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA AA
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	ProFund VP Materials	ProFund VP Mid-Cap	ProFund VP NASDAQ-100	ProFund VP Pharmaceuticals
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ 8,067	$ 30,733	$ -

Investment Income:
Reinvested Dividends	-	-	129	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	24	146	-
Net Investment Income (Loss)	-	(24)	(17)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	3,802	-
Realized Gain (Loss) on Investments	-	62	1,764	-
Net Realized Capital Gains (Losses) on Investments	-	62	5,566	-
Net Change in Unrealized Appreciation (Depreciation)	-	(9)	1,065	-
Net Gain (Loss) on Investment	-	53	6,631	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	29	6,614	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(8,096)	(2,220)	-

Total Increase (Decrease) in Net Assets	-	(8,067)	4,394	-

Net Assets as of December 31, 2024:	$ -	$ -	$ 35,127	$ -

Investment Income:
Reinvested Dividends	-	-	148	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	167	-
Net Investment Income (Loss)	-	-	(19)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	2,593	-
Realized Gain (Loss) on Investments	-	-	54	-
Net Realized Capital Gains (Losses) on Investments	-	-	2,647	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	3,726	-
Net Gain (Loss) on Investment	-	-	6,373	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	6,354	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	6,354	-

Net Assets as of December 31, 2025:	$ -	$ -	$ 41,481	$ -

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA AA
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	ProFund VP Precious Metals	ProFund VP Short Emerging Markets	ProFund VP Short International	ProFund VP Short NASDAQ-100
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-
Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2024:	$ -	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-
Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2025:	$ -	$ -	$ -	$ -

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA AA
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	ProFund VP Short Small-Cap	ProFund VP Small-Cap	ProFund VP Small-Cap Value	ProFund VP U.S. Government Plus
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ 8,694	$ 29,168	$ -

Investment Income:
Reinvested Dividends	-	120	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	41	15	-
Net Investment Income (Loss)	-	79	(15)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	4	(787)	-
Net Realized Capital Gains (Losses) on Investments	-	4	(787)	-
Net Change in Unrealized Appreciation (Depreciation)	-	697	(163)	-
Net Gain (Loss) on Investment	-	701	(950)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	780	(965)	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(1)	(28,203)	-

Total Increase (Decrease) in Net Assets	-	779	(29,168)	-

Net Assets as of December 31, 2024:	$ -	$ 9,473	$ -	$ -

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	9	-	-
Net Investment Income (Loss)	-	(9)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	125	-	(4)
Net Realized Capital Gains (Losses) on Investments	-	125	-	(4)
Net Change in Unrealized Appreciation (Depreciation)	-	(902)	-	3
Net Gain (Loss) on Investment	-	(777)	-	(1)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(786)	-	(1)

Increase (Decrease) in Net Assets from Contract Transactions	-	(8,687)	-	1

Total Increase (Decrease) in Net Assets	-	(9,473)	-	-

Net Assets as of December 31, 2025:	$ -	$ -	$ -	$ -

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA AA
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	ProFund VP UltraSmall-Cap	ProFund VP Utilities	TA Aegon Bond Service Class	TA Aegon Core Bond Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ -	$ 8,094	$ -

Investment Income:
Reinvested Dividends	-	-	347	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	51	-
Net Investment Income (Loss)	-	-	296	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	(5)	-
Net Realized Capital Gains (Losses) on Investments	-	-	(5)	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	(98)	-
Net Gain (Loss) on Investment	-	-	(103)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	193	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	463	-

Total Increase (Decrease) in Net Assets	-	-	656	-

Net Assets as of December 31, 2024:	$ -	$ -	$ 8,750	$ -

Investment Income:
Reinvested Dividends	-	-	572	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	40	-
Net Investment Income (Loss)	-	-	532	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	1	-
Net Realized Capital Gains (Losses) on Investments	-	-	1	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	19	-
Net Gain (Loss) on Investment	-	-	20	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	552	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(1)	-

Total Increase (Decrease) in Net Assets	-	-	551	-

Net Assets as of December 31, 2025:	$ -	$ -	$ 9,301	$ -

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA AA
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Aegon High Yield Bond Service Class	TA Aegon Sustainable Equity Income Service Class	TA Aegon U.S. Government Securities Service Class	TA BlackRock Government Money Market Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ -	$ -	$ 464,435

Investment Income:
Reinvested Dividends	-	-	-	22,144
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	8	-	2,139
Net Investment Income (Loss)	-	(8)	-	20,005

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	701	-	-
Net Realized Capital Gains (Losses) on Investments	-	701	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-
Net Gain (Loss) on Investment	-	701	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	693	-	20,005

Increase (Decrease) in Net Assets from Contract Transactions	-	(693)	-	(4)

Total Increase (Decrease) in Net Assets	-	-	-	20,001

Net Assets as of December 31, 2024:	$ -	$ -	$ -	$ 484,436

Investment Income:
Reinvested Dividends	-	-	-	18,398
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	2,208
Net Investment Income (Loss)	-	-	-	16,190

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	16,190

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	(1)

Total Increase (Decrease) in Net Assets	-	-	-	16,189

Net Assets as of December 31, 2025:	$ -	$ -	$ -	$ 500,625

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA AA
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA BlackRock iShares Active Asset Allocation - Conservative Service Class	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	TA BlackRock iShares Edge 40 Service Class
	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-
Net Investment Income (Loss)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-
Realized Gain (Loss) on Investments	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-
Net Gain (Loss) on Investment	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-

Net Assets as of December 31, 2024:	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-
Net Investment Income (Loss)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-
Realized Gain (Loss) on Investments	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-
Net Gain (Loss) on Investment	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-

Net Assets as of December 31, 2025:	$ -	$ -	$ -

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA AA
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA BlackRock iShares Tactical - Balanced Service Class	TA BlackRock iShares Tactical - Conservative Service Class	TA BlackRock iShares Tactical - Growth Service Class	TA BlackRock Real Estate Securities Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-
Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2024:	$ -	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-
Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2025:	$ -	$ -	$ -	$ -

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA AA
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA BlackRock Tactical Allocation Service Class	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	TA Goldman Sachs Managed Risk - Growth ETF Initial Class	TA Goldman Sachs Managed Risk - Growth ETF Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-
Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2024:	$ -	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-
Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2025:	$ -	$ -	$ -	$ -

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA AA
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA International Focus Service Class	TA Janus Balanced Service Class	TA Janus Mid-Cap Growth Service Class	TA JPMorgan Enhanced Index Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ -	$ 59,355	$ -

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	214	-
Net Investment Income (Loss)	-	-	(214)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	3,080	-
Realized Gain (Loss) on Investments	-	-	(123)	-
Net Realized Capital Gains (Losses) on Investments	-	-	2,957	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	3,356	-
Net Gain (Loss) on Investment	-	-	6,313	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	6,099	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(16,167)	-

Total Increase (Decrease) in Net Assets	-	-	(10,068)	-

Net Assets as of December 31, 2024:	$ -	$ -	$ 49,287	$ -

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	176	-
Net Investment Income (Loss)	-	-	(176)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	4,683	-
Realized Gain (Loss) on Investments	-	-	666	-
Net Realized Capital Gains (Losses) on Investments	-	-	5,349	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	(3,039)	-
Net Gain (Loss) on Investment	-	-	2,310	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	2,134	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(13,251)	-

Total Increase (Decrease) in Net Assets	-	-	(11,117)	-

Net Assets as of December 31, 2025:	$ -	$ -	$ 38,170	$ -

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA AA
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA JPMorgan Tactical Allocation Service Class	TA Multi-Managed Balanced Service Class	TA Small/Mid Cap Value Service Class	TA T. Rowe Price Small Cap Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ -	$ 8,133	$ -

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8	-	24	76
Net Investment Income (Loss)	(8)	-	(24)	(76)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	741
Realized Gain (Loss) on Investments	429	-	(97)	2,214
Net Realized Capital Gains (Losses) on Investments	429	-	(97)	2,955
Net Change in Unrealized Appreciation (Depreciation)	-	-	(76)	59
Net Gain (Loss) on Investment	429	-	(173)	3,014

Net Increase (Decrease) in Net Assets Resulting from Operations	421	-	(197)	2,938

Increase (Decrease) in Net Assets from Contract Transactions	(421)	-	(7,936)	15,208

Total Increase (Decrease) in Net Assets	-	-	(8,133)	18,146

Net Assets as of December 31, 2024:	$ -	$ -	$ -	$ 18,146

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	83
Net Investment Income (Loss)	-	-	-	(83)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	3,415
Realized Gain (Loss) on Investments	-	-	-	(4)
Net Realized Capital Gains (Losses) on Investments	-	-	-	3,411
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	(1,615)
Net Gain (Loss) on Investment	-	-	-	1,796

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	1,713

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	1,713

Net Assets as of December 31, 2025:	$ -	$ -	$ -	$ 19,859

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA AA
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

TA WMC US Growth Service Class
Subaccount

Net Assets as of December 31, 2023:	$ 30,670

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	147
Net Investment Income (Loss)	(147)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,140
Realized Gain (Loss) on Investments	1,576
Net Realized Capital Gains (Losses) on Investments	4,716
Net Change in Unrealized Appreciation (Depreciation)	3,299
Net Gain (Loss) on Investment	8,015

Net Increase (Decrease) in Net Assets Resulting from Operations	7,868

Increase (Decrease) in Net Assets from Contract Transactions	(2,698)

Total Increase (Decrease) in Net Assets	5,170

Net Assets as of December 31, 2024:	$ 35,840

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	169
Net Investment Income (Loss)	(169)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,567
Realized Gain (Loss) on Investments	52
Net Realized Capital Gains (Losses) on Investments	6,619
Net Change in Unrealized Appreciation (Depreciation)	(376)
Net Gain (Loss) on Investment	6,243

Net Increase (Decrease) in Net Assets Resulting from Operations	6,074

Increase (Decrease) in Net Assets from Contract Transactions	(2)

Total Increase (Decrease) in Net Assets	6,072

Net Assets as of December 31, 2025:	$ 41,912

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA AA
Notes to Financial Statements
December 31, 2025

1. Organization

Separate Account VA AA (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica WRL Freedom Advisor.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Hedged Allocation Class B Shares	AB Balanced Hedged Allocation Portfolio Class B Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
ProFunds	ProFunds
ProFund Access VP High Yield	ProFund Access VP High Yield Fund
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Bull	ProFund VP Bull
ProFund VP Communication Services	ProFund VP Communication Services
ProFund VP Consumer Discretionary	ProFund VP Consumer Discretionary
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Energy	ProFund VP Energy
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Materials	ProFund VP Materials
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap

Transamerica Life Insurance Company
Separate Account VA AA
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
ProFunds	ProFunds
ProFund VP Utilities	ProFund VP Utilities
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock iShares Tactical - Balanced Service Class	Transamerica BlackRock iShares Tactical - Balanced VP Service Class
TA BlackRock iShares Tactical - Conservative Service Class	Transamerica BlackRock iShares Tactical - Conservative VP Service Class
TA BlackRock iShares Tactical - Growth Service Class	Transamerica BlackRock iShares Tactical - Growth VP Service Class
TA BlackRock Real Estate Securities Service Class	Transamerica BlackRock Real Estate Securities VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Initial Class
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Initial Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

Transamerica Life Insurance Company
Separate Account VA AA
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments
Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets
b)  Quoted prices for identical or similar assets or liabilities in non-active markets
c)  Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Life Insurance Company
Separate Account VA AA
Notes to Financial Statements
December 31, 2025

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
AB Balanced Hedged Allocation Class B Shares	$-	$-
Fidelity® VIP Index 500 Service Class 2	-	-
Franklin Allocation Class 4 Shares	-	-
ProFund Access VP High Yield	1,509	279
ProFund VP Asia 30	1,397	133
ProFund VP Bull	1	63,687
ProFund VP Communication Services	-	-
ProFund VP Consumer Discretionary	-	-
ProFund VP Emerging Markets	366	131
ProFund VP Energy	-	-
ProFund VP Europe 30	-	-
ProFund VP Falling U.S. Dollar	-	-
ProFund VP Financials	-	-
ProFund VP Government Money Market	2	153
ProFund VP International	-	-
ProFund VP Japan	-	-
ProFund VP Materials	-	-
ProFund VP Mid-Cap	-	-
ProFund VP NASDAQ-100	2,741	167
ProFund VP Pharmaceuticals	-	-
ProFund VP Precious Metals	-	-
ProFund VP Short Emerging Markets	-	-
ProFund VP Short International	-	-
ProFund VP Short NASDAQ-100	-	-
ProFund VP Short Small-Cap	-	-
ProFund VP Small-Cap	-	8,695
ProFund VP Small-Cap Value	-	-
ProFund VP U.S. Government Plus	1	3
ProFund VP UltraSmall-Cap	-	-
ProFund VP Utilities	-	-
TA Aegon Bond Service Class	572	41
TA Aegon Core Bond Service Class	-	-
TA Aegon High Yield Bond Service Class	-	-
TA Aegon Sustainable Equity Income Service Class	-	-
TA Aegon U.S. Government Securities Service Class	-	-
TA BlackRock Government Money Market Service Class	18,398	2,209

Transamerica Life Insurance Company
Separate Account VA AA
Notes to Financial Statements
December 31, 2025

3. Investments (continued)

Subaccount	Purchases	Sales
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	-	-
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	$-	$-
TA BlackRock iShares Edge 40 Service Class	-	-
TA BlackRock iShares Tactical - Balanced Service Class	-	-
TA BlackRock iShares Tactical - Conservative Service Class	-	-
TA BlackRock iShares Tactical - Growth Service Class	-	-
TA BlackRock Real Estate Securities Service Class	-	-
TA BlackRock Tactical Allocation Service Class	-	-
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	-	-
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-
TA Goldman Sachs Managed Risk - Growth ETF Service Class	-	-
TA International Focus Service Class	-	-
TA Janus Balanced Service Class	-	-
TA Janus Mid-Cap Growth Service Class	4,683	13,428
TA JPMorgan Enhanced Index Service Class	-	-
TA JPMorgan Tactical Allocation Service Class	-	-
TA Multi-Managed Balanced Service Class	-	-
TA Small/Mid Cap Value Service Class	1	-
TA T. Rowe Price Small Cap Service Class	3,416	83
TA WMC US Growth Service Class	6,567	169

Transamerica Life Insurance Company
Separate Account VA AA
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Hedged Allocation Class B Shares	-	-	-	-	-	-
Fidelity® VIP Index 500 Service Class 2	-	-	-	-	-	-
Franklin Allocation Class 4 Shares	-	-	-	-	-	-
ProFund Access VP High Yield	-	-	-	-	(166)	(166)
ProFund VP Asia 30	-	-	-	32,485	-	32,485
ProFund VP Bull	-	(18,711)	(18,711)	-	-	-
ProFund VP Communication Services	-	-	-	-	-	-
ProFund VP Consumer Discretionary	-	-	-	-	-	-
ProFund VP Emerging Markets	-	-	-	30,224	-	30,224
ProFund VP Energy	-	-	-	-	-	-
ProFund VP Europe 30	-	-	-	-	-	-
ProFund VP Falling U.S. Dollar	-	-	-	-	-	-
ProFund VP Financials	-	-	-	-	-	-
ProFund VP Government Money Market	-	-	-	-	-	-
ProFund VP International	-	-	-	16,069	(16,069)	-
ProFund VP Japan	-	-	-	8,280	(8,280)	-
ProFund VP Materials	-	-	-	-	-	-
ProFund VP Mid-Cap	-	-	-	8,892	(12,064)	(3,172)
ProFund VP NASDAQ-100	-	-	-	593	(945)	(352)
ProFund VP Pharmaceuticals	-	-	-	-	-	-
ProFund VP Precious Metals	-	-	-	-	-	-
ProFund VP Short Emerging Markets	-	-	-	-	-	-
ProFund VP Short International	-	-	-	-	-	-
ProFund VP Short NASDAQ-100	-	-	-	-	-	-
ProFund VP Short Small-Cap	-	-	-	-	-	-
ProFund VP Small-Cap	-	(4,016)	(4,016)	-	-	-
ProFund VP Small-Cap Value	-	-	-	-	(11,731)	(11,731)

Transamerica Life Insurance Company
Separate Account VA AA
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
ProFund VP U.S. Government Plus	-	-	-	-	-	-
ProFund VP UltraSmall-Cap	-	-	-	-	-	-
ProFund VP Utilities	-	-	-	-	-	-
TA Aegon Bond Service Class	-	-	-	12,396	(12,029)	367
TA Aegon Core Bond Service Class	-	-	-	-	-	-
TA Aegon High Yield Bond Service Class	-	-	-	-	-	-
TA Aegon Sustainable Equity Income Service Class	-	-	-	12,240	(12,240)	-
TA Aegon U.S. Government Securities Service Class	-	-	-	-	-	-
TA BlackRock Government Money Market Service Class	-	-	-	-	-	-
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	-	-	-	-	-	-
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	-	-	-	-	-	-
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-
TA BlackRock iShares Tactical - Balanced Service Class	-	-	-	-	-	-
TA BlackRock iShares Tactical - Conservative Service Class	-	-	-	-	-	-
TA BlackRock iShares Tactical - Growth Service Class	-	-	-	-	-	-
TA BlackRock Real Estate Securities Service Class	-	-	-	-	-	-
TA BlackRock Tactical Allocation Service Class	-	-	-	-	-	-
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	-	-	-	-	-	-
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-
TA Goldman Sachs Managed Risk - Growth ETF Service Class	-	-	-	-	-	-
TA International Focus Service Class	-	-	-	-	-	-
TA Janus Balanced Service Class	-	-	-	-	-	-
TA Janus Mid-Cap Growth Service Class	-	(3,985)	(3,985)	12,016	(17,269)	(5,253)
TA JPMorgan Enhanced Index Service Class	-	-	-	-	-	-
TA JPMorgan Tactical Allocation Service Class	-	-	-	14,345	(14,345)	-
TA Multi-Managed Balanced Service Class	-	-	-	-	-	-
TA Small/Mid Cap Value Service Class	-	-	-	7,415	(10,022)	(2,607)
TA T. Rowe Price Small Cap Service Class	-	-	-	14,501	(10,478)	4,023
TA WMC US Growth Service Class	-	-	-	801	(1,534)	(733)

Transamerica Life Insurance Company
Separate Account VA AA
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Balanced Hedged Allocation Class B Shares	$-	$-	$-	$-	$-	$-
Fidelity® VIP Index 500 Service Class 2	-	-	-	-	-	-
Franklin Allocation Class 4 Shares	-	-	-	-	-	-
ProFund Access VP High Yield	-	-	-	-	(348)	(348)
ProFund VP Asia 30	-	(1)	(1)	24,294	-	24,294
ProFund VP Bull	-	(63,623)	(63,623)	-	(1)	(1)
ProFund VP Communication Services	-	-	-	-	-	-
ProFund VP Consumer Discretionary	-	-	-	-	-	-
ProFund VP Emerging Markets	-	(2)	(2)	24,315	-	24,315
ProFund VP Energy	-	-	-	-	-	-
ProFund VP Europe 30	-	-	-	-	-	-
ProFund VP Falling U.S. Dollar	-	-	-	-	-	-
ProFund VP Financials	-	-	-	-	-	-
ProFund VP Government Money Market	-	(2)	(2)	-	(6)	(6)
ProFund VP International	-	-	-	15,502	(15,079)	423
ProFund VP Japan	-	-	-	15,502	(14,782)	720
ProFund VP Materials	-	-	-	-	-	-
ProFund VP Mid-Cap	-	-	-	23,747	(31,843)	(8,096)
ProFund VP NASDAQ-100	-	-	-	3,894	(6,114)	(2,220)
ProFund VP Pharmaceuticals	-	-	-	-	-	-
ProFund VP Precious Metals	-	-	-	-	-	-
ProFund VP Short Emerging Markets	-	-	-	-	-	-
ProFund VP Short International	-	-	-	-	-	-
ProFund VP Short NASDAQ-100	-	-	-	-	-	-
ProFund VP Short Small-Cap	-	-	-	-	-	-
ProFund VP Small-Cap	-	(8,687)	(8,687)	-	(1)	(1)
ProFund VP Small-Cap Value	-	-	-	-	(28,203)	(28,203)

Transamerica Life Insurance Company
Separate Account VA AA
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
ProFund VP U.S. Government Plus	-	1	1	-	-	-
ProFund VP UltraSmall-Cap	$-	$-	$-	$-	$-	$-
ProFund VP Utilities	-	-	-	-	-	-
TA Aegon Bond Service Class	-	(1)	(1)	17,797	(17,334)	463
TA Aegon Core Bond Service Class	-	-	-	-	-	-
TA Aegon High Yield Bond Service Class	-	-	-	-	-	-
TA Aegon Sustainable Equity Income Service Class	-	-	-	23,340	(24,033)	(693)
TA Aegon U.S. Government Securities Service Class	-	-	-	-	-	-
TA BlackRock Government Money Market Service Class	-	(1)	(1)	-	(4)	(4)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	-	-	-	-	-	-
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	-	-	-	-	-	-
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-
TA BlackRock iShares Tactical - Balanced Service Class	-	-	-	-	-	-
TA BlackRock iShares Tactical - Conservative Service Class	-	-	-	-	-	-
TA BlackRock iShares Tactical - Growth Service Class	-	-	-	-	-	-
TA BlackRock Real Estate Securities Service Class	-	-	-	-	-	-
TA BlackRock Tactical Allocation Service Class	-	-	-	-	-	-
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	-	-	-	-	-	-
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-
TA Goldman Sachs Managed Risk - Growth ETF Service Class	-	-	-	-	-	-
TA International Focus Service Class	-	-	-	-	-	-
TA Janus Balanced Service Class	-	-	-	-	-	-
TA Janus Mid-Cap Growth Service Class	-	(13,251)	(13,251)	38,381	(54,548)	(16,167)
TA JPMorgan Enhanced Index Service Class	-	-	-	-	-	-
TA JPMorgan Tactical Allocation Service Class	-	-	-	21,684	(22,105)	(421)
TA Multi-Managed Balanced Service Class	-	-	-	-	-	-
TA Small/Mid Cap Value Service Class	-	-	-	23,891	(31,827)	(7,936)
TA T. Rowe Price Small Cap Service Class	$-	$-	$-	$60,371	$(45,163)	$15,208
TA WMC US Growth Service Class	-	(2)	(2)	3,339	(6,037)	(2,698)

Transamerica Life Insurance Company
Separate Account VA AA
Notes to Financial Statements
December 31, 2025

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner's account balance. These charges are discussed in more detail in the individual's policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

AB Balanced Hedged Allocation Class B Shares
12/31/2025	-	$3.32	to	$15.29	$ -	-%	0.65%	to	1.95%	16.60%	to	15.12%
12/31/2024	-	2.85	to	13.28	-	-	0.65	to	1.95	7.87	to	6.49
12/31/2023	-	2.64	to	12.47	-	-	0.65	to	1.95	11.93	to	10.51
12/31/2022	-	2.36	to	11.29	-	-	0.65	to	1.95	(19.69)	to	(20.71)
12/31/2021	-	2.94	to	14.24	-	-	0.65	to	1.95	12.63	to	11.20
Fidelity® VIP Index 500 Service Class 2
12/31/2025	-	5.48	to	29.06	-	-	0.45	to	1.75	16.96	to	15.46
12/31/2024	-	4.69	to	25.17	-	-	0.45	to	1.75	24.03	to	22.43
12/31/2023	-	3.78	to	20.56	-	-	0.45	to	1.75	25.32	to	23.72
12/31/2022	-	3.02	to	16.62	-	-	0.45	to	1.75	(18.78)	to	(19.82)
12/31/2021	-	3.72	to	20.72	-	-	0.45	to	1.75	27.68	to	26.05
Franklin Allocation Class 4 Shares
12/31/2025	-	3.47	to	14.78	-	-	0.60	to	1.90	11.86	to	10.43
12/31/2024	-	3.10	to	13.39	-	-	0.60	to	1.90	8.23	to	6.85
12/31/2023	-	2.87	to	12.53	-	-	0.60	to	1.90	13.94	to	12.49
12/31/2022	-	2.52	to	11.14	-	-	0.60	to	1.90	(16.69)	to	(17.75)
12/31/2021	-	3.02	to	13.54	-	-	0.60	to	1.90	10.87	to	9.46
ProFund Access VP High Yield
12/31/2025	27,418	2.33	to	11.46	63,951	2.42	0.45	to	1.75	5.77	to	4.42
12/31/2024	27,418	2.21	to	10.98	60,464	5.29	0.45	to	1.75	5.83	to	4.47
12/31/2023	27,584	2.08	to	10.51	57,477	5.62	0.45	to	1.75	9.93	to	8.53
12/31/2022	28,780	1.90	to	9.68	54,552	7.96	0.45	to	1.75	(8.38)	to	(9.55)
12/31/2021	-	2.07	to	10.70	-	-	0.45	to	1.75	(0.18)	to	(1.45)
ProFund VP Asia 30
12/31/2025	32,485	0.97	to	13.80	31,546	4.70	0.45	to	1.75	23.57	to	21.99
12/31/2024	32,485	0.79	to	11.31	25,529	1.37	0.45	to	1.75	11.06	to	9.63
12/31/2023	-	0.71	to	10.31	-	-	0.45	to	1.75	3.85	to	2.53
12/31/2022	16,281	0.68	to	10.06	11,094	-	0.45	to	1.75	(24.76)	to	(25.73)
12/31/2021	-	0.91	to	13.55	-	-	0.45	to	1.75	(18.89)	to	(19.92)
ProFund VP Bull
12/31/2025	-	4.11	to	25.11	-	0.00	0.45	to	1.75	15.05	to	13.58
12/31/2024	18,711	3.57	to	22.11	66,790	0.72	0.45	to	1.75	21.94	to	20.38
12/31/2023	18,711	2.93	to	18.37	54,771	-	0.45	to	1.75	23.19	to	21.62
12/31/2022	18,711	2.38	to	15.10	44,462	-	0.45	to	1.75	(20.09)	to	(21.11)
12/31/2021	18,711	2.97	to	19.14	55,644	-	0.45	to	1.75	25.77	to	24.16
ProFund VP Communication Services
12/31/2025	-	2.27	to	16.33	-	-	0.45	to	1.75	20.37	to	18.84
12/31/2024	-	1.89	to	13.74	-	-	0.45	to	1.75	32.05	to	30.35
12/31/2023	-	1.43	to	10.54	-	-	0.45	to	1.75	31.23	to	29.56
12/31/2022	-	1.09	to	8.14	-	-	0.45	to	1.75	(21.57)	to	(22.57)
12/31/2021	-	1.39	to	10.51	-	-	0.45	to	1.75	17.88	to	16.38
ProFund VP Consumer Discretionary
12/31/2025	-	5.09	to	21.03	-	-	0.45	to	1.75	5.04	to	3.70
12/31/2024	-	4.85	to	20.28	-	-	0.45	to	1.75	23.88	to	22.29
12/31/2023	-	3.91	to	16.59	-	-	0.45	to	1.75	31.47	to	29.79
12/31/2022	-	2.98	to	12.78	-	-	0.45	to	1.75	(31.84)	to	(32.71)
12/31/2021	-	4.37	to	18.99	-	-	0.45	to	1.75	9.74	to	8.33

Transamerica Life Insurance Company
Separate Account VA AA
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
ProFund VP Emerging Markets
12/31/2025	30,224	$1.10	to	$17.25	$ 33,206	1.25%	0.45%	to	1.75%	35.52%	to	33.79%
12/31/2024	30,224	0.81	to	12.89	24,503	2.70	0.45	to	1.75	7.37	to	5.99
12/31/2023	-	0.76	to	12.16	-	-	0.45	to	1.75	14.80	to	13.34
12/31/2022	19,586	0.66	to	10.73	12,882	0.53	0.45	to	1.75	(16.57)	to	(17.63)
12/31/2021	4,637	0.79	to	13.03	3,630	-	0.45	to	1.75	(18.38)	to	(19.42)
ProFund VP Energy
12/31/2025	-	1.27	to	12.06	-	-	0.45	to	1.75	5.39	to	4.04
12/31/2024	-	1.20	to	11.59	-	-	0.45	to	1.75	3.30	to	1.98
12/31/2023	-	1.16	to	11.37	-	-	0.45	to	1.75	(2.93)	to	(4.17)
12/31/2022	-	1.20	to	11.86	-	-	0.45	to	1.75	58.72	to	56.70
12/31/2021	-	0.76	to	7.57	-	-	0.45	to	1.75	51.25	to	49.32
ProFund VP Europe 30
12/31/2025	-	1.51	to	16.90	-	-	0.45	to	1.75	29.01	to	27.36
12/31/2024	-	1.17	to	13.27	-	-	0.45	to	1.75	3.88	to	2.54
12/31/2023	-	1.13	to	12.94	-	-	0.45	to	1.75	16.94	to	15.45
12/31/2022	-	0.97	to	11.21	-	2.09	0.45	to	1.75	(8.17)	to	(9.35)
12/31/2021	-	1.05	to	12.36	-	-	0.45	to	1.75	23.97	to	22.39
ProFund VP Falling U.S. Dollar
12/31/2025	-	0.59	to	8.13	-	-	0.45	to	1.75	10.32	to	8.91
12/31/2024	-	0.53	to	7.46	-	-	0.45	to	1.75	(5.55)	to	(6.76)
12/31/2023	-	0.56	to	8.01	-	-	0.45	to	1.75	2.78	to	1.47
12/31/2022	-	0.55	to	7.89	-	-	0.45	to	1.75	(9.17)	to	(10.33)
12/31/2021	-	0.60	to	8.80	-	-	0.45	to	1.75	(8.44)	to	(9.61)
ProFund VP Financials
12/31/2025	-	2.30	to	20.73	-	-	0.45	to	1.75	12.40	to	10.96
12/31/2024	-	2.04	to	18.68	-	-	0.45	to	1.75	27.87	to	26.23
12/31/2023	-	1.60	to	14.80	-	-	0.45	to	1.75	13.38	to	11.93
12/31/2022	-	1.41	to	13.22	-	-	0.45	to	1.75	(15.52)	to	(16.60)
12/31/2021	-	1.67	to	15.86	-	-	0.45	to	1.75	29.52	to	27.87
ProFund VP Government Money Market
12/31/2025	-	1.07	to	9.82	-	3.46	0.45	to	1.75	2.81	to	1.50
12/31/2024	-	1.05	to	9.68	-	4.21	0.45	to	1.75	3.83	to	2.50
12/31/2023	-	1.01	to	9.44	-	4.10	0.45	to	1.75	3.68	to	2.36
12/31/2022	-	0.97	to	9.22	-	0.13	0.45	to	1.75	0.59	to	(0.69)
12/31/2021	60,207	0.97	to	9.29	58,106	0.01	0.45	to	1.75	(0.44)	to	(1.71)
ProFund VP International
12/31/2025	-	1.18	to	14.64	-	-	0.45	to	1.75	27.40	to	25.77
12/31/2024	-	0.92	to	11.64	-	-	0.45	to	1.75	0.42	to	(0.87)
12/31/2023	-	0.92	to	11.74	-	-	0.45	to	1.75	15.04	to	13.57
12/31/2022	30,344	0.80	to	10.34	24,283	-	0.45	to	1.75	(16.82)	to	(17.88)
12/31/2021	-	0.96	to	12.59	-	-	0.45	to	1.75	8.33	to	6.95
ProFund VP Japan
12/31/2025	-	2.43	to	24.30	-	-	0.45	to	1.75	30.10	to	28.44
12/31/2024	-	1.87	to	18.92	-	-	0.45	to	1.75	21.67	to	20.11
12/31/2023	-	1.53	to	15.75	-	-	0.45	to	1.75	33.91	to	32.20
12/31/2022	20,916	1.15	to	11.92	23,967	-	0.45	to	1.75	(10.33)	to	(11.47)
12/31/2021	-	1.28	to	13.46	-	-	0.45	to	1.75	3.43	to	2.11

Transamerica Life Insurance Company
Separate Account VA AA
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
ProFund VP Materials
12/31/2025	-	$1.96	to	$15.84	$ -	-%	0.45%	to	1.75%	7.57%	to	6.19%
12/31/2024	-	1.82	to	14.91	-	-	0.45	to	1.75	(1.99)	to	(3.25)
12/31/2023	-	1.86	to	15.41	-	-	0.45	to	1.75	11.88	to	10.45
12/31/2022	-	1.66	to	13.96	-	-	0.45	to	1.75	(9.55)	to	(10.70)
12/31/2021	-	1.84	to	15.63	-	-	0.45	to	1.75	25.07	to	23.47
ProFund VP Mid-Cap
12/31/2025	-	2.93	to	15.62	-	4.03	0.45	to	1.75	4.31	to	2.98
12/31/2024	-	2.81	to	15.17	-	-	0.45	to	1.75	10.63	to	9.21
12/31/2023	3,172	2.54	to	13.89	8,067	-	0.45	to	1.75	13.32	to	11.88
12/31/2022	2,554	2.24	to	12.41	5,731	-	0.45	to	1.75	(15.30)	to	(16.38)
12/31/2021	13,042	2.65	to	14.84	34,421	-	0.45	to	1.75	21.66	to	20.11
ProFund VP NASDAQ-100
12/31/2025	4,694	8.84	to	39.44	41,481	0.40	0.45	to	1.75	18.09	to	16.58
12/31/2024	4,694	7.48	to	33.83	35,127	0.40	0.45	to	1.75	22.87	to	21.30
12/31/2023	5,046	6.09	to	27.89	30,733	-	0.45	to	1.75	51.50	to	49.57
12/31/2022	-	4.02	to	18.65	-	-	0.45	to	1.75	(34.21)	to	(35.05)
12/31/2021	10,810	6.11	to	28.71	65,800	-	0.45	to	1.75	24.24	to	22.66
ProFund VP Pharmaceuticals
12/31/2025	-	3.06	to	14.74	-	-	0.45	to	1.75	28.77	to	27.12
12/31/2024	-	2.37	to	11.59	-	-	0.45	to	1.75	2.94	to	1.62
12/31/2023	-	2.31	to	11.41	-	-	0.45	to	1.75	(5.91)	to	(7.11)
12/31/2022	-	2.45	to	12.28	-	-	0.45	to	1.75	(6.55)	to	(7.74)
12/31/2021	-	2.62	to	13.31	-	-	0.45	to	1.75	10.70	to	9.29
ProFund VP Precious Metals
12/31/2025	-	1.31	to	29.76	-	-	0.45	to	1.75	149.20	to	146.03
12/31/2024	-	0.53	to	12.09	-	-	0.45	to	1.75	6.10	to	4.74
12/31/2023	-	0.50	to	11.55	-	-	0.45	to	1.75	1.02	to	(0.26)
12/31/2022	-	0.49	to	11.58	-	-	0.45	to	1.75	(11.42)	to	(12.55)
12/31/2021	-	0.55	to	13.24	-	-	0.45	to	1.75	(9.34)	to	(10.50)
ProFund VP Short Emerging Markets
12/31/2025	-	0.15	to	2.80	-	-	0.45	to	1.75	(26.48)	to	(27.42)
12/31/2024	-	0.20	to	3.86	-	-	0.45	to	1.75	(5.08)	to	(6.30)
12/31/2023	-	0.21	to	4.12	-	-	0.45	to	1.75	(12.17)	to	(13.29)
12/31/2022	-	0.24	to	4.75	-	-	0.45	to	1.75	6.22	to	4.86
12/31/2021	-	0.23	to	4.53	-	-	0.45	to	1.75	9.46	to	8.07
ProFund VP Short International
12/31/2025	-	0.22	to	3.92	-	-	0.45	to	1.75	(21.17)	to	(22.18)
12/31/2024	-	0.27	to	5.04	-	-	0.45	to	1.75	3.03	to	1.71
12/31/2023	-	0.27	to	4.96	-	-	0.45	to	1.75	(10.69)	to	(11.83)
12/31/2022	-	0.30	to	5.62	-	-	0.45	to	1.75	11.95	to	10.52
12/31/2021	-	0.27	to	5.09	-	-	0.45	to	1.75	(13.79)	to	(14.89)
ProFund VP Short NASDAQ-100
12/31/2025	-	0.03	to	1.25	-	-	0.45	to	1.75	(16.17)	to	(17.25)
12/31/2024	-	0.04	to	1.51	-	-	0.45	to	1.75	(16.59)	to	(17.66)
12/31/2023	-	0.05	to	1.84	-	-	0.45	to	1.75	(32.70)	to	(33.56)
12/31/2022	-	0.07	to	2.77	-	-	0.45	to	1.75	34.47	to	32.75
12/31/2021	-	0.05	to	2.08	-	-	0.45	to	1.75	(25.48)	to	(26.42)

Transamerica Life Insurance Company
Separate Account VA AA
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
ProFund VP Short Small-Cap
12/31/2025	-	$0.08	to	$3.19	$ -	-%	0.45%	to	1.75%	(10.48)%	to	(11.63)%
12/31/2024	-	0.09	to	3.61	-	-	0.45	to	1.75	(6.93)	to	(8.12)
12/31/2023	-	0.09	to	3.93	-	-	0.45	to	1.75	(11.27)	to	(12.41)
12/31/2022	-	0.10	to	4.49	-	-	0.45	to	1.75	17.28	to	15.79
12/31/2021	-	0.09	to	3.88	-	-	0.45	to	1.75	(19.42)	to	(20.44)
ProFund VP Small-Cap
12/31/2025	-	2.60	to	14.58	-	-	0.45	to	1.75	10.37	to	8.96
12/31/2024	4,016	2.36	to	13.38	9,473	1.33	0.45	to	1.75	8.96	to	7.57
12/31/2023	4,016	2.16	to	12.44	8,694	-	0.45	to	1.75	14.39	to	12.94
12/31/2022	4,016	1.89	to	11.01	7,600	-	0.45	to	1.75	(22.20)	to	(23.19)
12/31/2021	4,016	2.43	to	14.34	9,768	-	0.45	to	1.75	12.38	to	10.94
ProFund VP Small-Cap Value
12/31/2025	-	2.74	to	13.74	-	-	0.45	to	1.75	4.53	to	3.19
12/31/2024	-	2.62	to	13.32	-	-	0.45	to	1.75	5.40	to	4.04
12/31/2023	11,731	2.49	to	12.80	29,168	-	0.45	to	1.75	12.43	to	11.00
12/31/2022	-	2.21	to	11.53	-	-	0.45	to	1.75	(12.80)	to	(13.92)
12/31/2021	-	2.54	to	13.39	-	0.13	0.45	to	1.75	27.98	to	26.35
ProFund VP U.S. Government Plus
12/31/2025	-	1.14	to	6.02	-	4.26	0.45	to	1.75	0.72	to	(0.57)
12/31/2024	-	1.13	to	6.05	-	3.97	0.45	to	1.75	(13.22)	to	(14.34)
12/31/2023	-	1.30	to	7.06	-	4.77	0.45	to	1.75	(0.40)	to	(1.67)
12/31/2022	-	1.31	to	7.19	-	-	0.45	to	1.75	(41.96)	to	(42.70)
12/31/2021	-	2.25	to	12.54	-	-	0.45	to	1.75	(7.50)	to	(8.68)
ProFund VP UltraSmall-Cap
12/31/2025	-	2.31	to	13.64	-	-	0.45	to	1.75	12.43	to	10.99
12/31/2024	-	2.06	to	12.29	-	-	0.45	to	1.75	10.20	to	8.78
12/31/2023	-	1.87	to	11.30	-	-	0.45	to	1.75	21.88	to	20.33
12/31/2022	-	1.53	to	9.39	-	-	0.45	to	1.75	(43.94)	to	(44.65)
12/31/2021	-	2.73	to	16.97	-	-	0.45	to	1.75	22.75	to	21.18
ProFund VP Utilities
12/31/2025	-	2.73	to	16.97	-	-	0.45	to	1.75	13.47	to	12.02
12/31/2024	-	2.40	to	15.15	-	-	0.45	to	1.75	20.73	to	19.18
12/31/2023	-	1.99	to	12.71	-	-	0.45	to	1.75	(9.00)	to	(10.16)
12/31/2022	-	2.19	to	14.15	-	-	0.45	to	1.75	(0.70)	to	(1.96)
12/31/2021	-	2.20	to	14.43	-	-	0.45	to	1.75	14.89	to	13.42
TA Aegon Bond Service Class
12/31/2025	5,930	1.57	to	10.00	9,301	6.32	0.45	to	1.75	6.30	to	4.94
12/31/2024	5,930	1.48	to	9.53	8,750	3.08	0.45	to	1.75	1.42	to	0.12
12/31/2023	5,563	1.45	to	9.52	8,094	0.27	0.45	to	1.75	5.71	to	4.36
12/31/2022	15,535	1.38	to	9.12	21,381	2.52	0.45	to	1.75	(15.46)	to	(16.54)
12/31/2021	44,575	1.63	to	10.93	72,255	1.62	0.45	to	1.75	(1.51)	to	(2.77)
TA Aegon Core Bond Service Class
12/31/2025	-	1.62	to	10.06	-	-	0.45	to	1.75	6.25	to	4.89
12/31/2024	-	1.52	to	9.59	-	-	0.45	to	1.75	0.72	to	(0.57)
12/31/2023	-	1.51	to	9.64	-	-	0.45	to	1.75	5.31	to	3.97
12/31/2022	-	1.44	to	9.27	-	-	0.45	to	1.75	(13.38)	to	(14.49)
12/31/2021	-	1.66	to	10.85	-	-	0.45	to	1.75	(1.71)	to	(2.96)

Transamerica Life Insurance Company
Separate Account VA AA
Notes to Financial Statements
December 31, 2025
5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
TA Aegon High Yield Bond Service Class
12/31/2025	-	$2.49	to	$12.80	$ -	-%	0.45%	to	1.75%	7.78%	to	6.40%
12/31/2024	-	2.31	to	12.03	-	-	0.45	to	1.75	6.66	to	5.29
12/31/2023	-	2.16	to	11.43	-	-	0.45	to	1.75	10.37	to	8.97
12/31/2022	-	1.96	to	10.49	-	6.02	0.45	to	1.75	(11.85)	to	(12.97)
12/31/2021	3,101	2.22	to	12.05	6,846	5.85	0.45	to	1.75	5.78	to	4.42
TA Aegon Sustainable Equity Income Service Class
12/31/2025	-	2.32	to	14.54	-	-	0.45	to	1.75	10.49	to	9.08
12/31/2024	-	2.10	to	13.33	-	-	0.45	to	1.75	16.07	to	14.58
12/31/2023	-	1.81	to	11.63	-	6.73	0.45	to	1.75	5.53	to	4.19
12/31/2022	10,895	1.71	to	11.16	18,642	0.87	0.45	to	1.75	(12.24)	to	(13.36)
12/31/2021	25,184	1.95	to	12.88	48,908	-	0.45	to	1.75	21.57	to	20.02
TA Aegon U.S. Government Securities Service Class
12/31/2025	-	1.37	to	9.38	-	-	0.45	to	1.75	5.09	to	3.75
12/31/2024	-	1.30	to	9.04	-	-	0.45	to	1.75	(0.29)	to	(1.57)
12/31/2023	-	1.30	to	9.18	-	-	0.45	to	1.75	3.22	to	1.91
12/31/2022	-	1.26	to	9.01	-	-	0.45	to	1.75	(13.68)	to	(14.78)
12/31/2021	-	1.46	to	10.57	-	-	0.45	to	1.75	(2.97)	to	(4.21)
TA BlackRock Government Money Market Service Class
12/31/2025	444,161	1.13	to	10.16	500,625	3.74	0.45	to	1.75	3.34	to	2.02
12/31/2024	444,161	1.09	to	9.96	484,436	4.67	0.45	to	1.75	4.31	to	2.97
12/31/2023	444,161	1.05	to	9.67	464,435	4.57	0.45	to	1.75	4.20	to	2.87
12/31/2022	444,161	1.00	to	9.40	445,726	1.40	0.45	to	1.75	0.95	to	(0.33)
12/31/2021	444,161	0.99	to	9.43	441,520	-	0.45	to	1.75	(0.44)	to	(1.72)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2025	-	1.64	to	12.45	-	-	0.45	to	1.75	8.17	to	6.79
12/31/2024	-	1.52	to	11.66	-	-	0.45	to	1.75	5.99	to	4.63
12/31/2023	-	1.43	to	11.14	-	-	0.45	to	1.75	9.47	to	8.07
12/31/2022	-	1.31	to	10.31	-	-	0.45	to	1.75	(15.67)	to	(16.74)
12/31/2021	-	1.55	to	12.38	-	-	0.45	to	1.75	5.27	to	3.92
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2025	-	1.88	to	13.43	-	-	0.45	to	1.75	10.14	to	8.74
12/31/2024	-	1.70	to	12.35	-	-	0.45	to	1.75	12.00	to	10.56
12/31/2023	-	1.52	to	11.17	-	-	0.45	to	1.75	17.10	to	15.60
12/31/2022	-	1.30	to	9.66	-	-	0.45	to	1.75	(18.68)	to	(19.72)
12/31/2021	-	1.60	to	12.04	-	-	0.45	to	1.75	7.14	to	5.77
TA BlackRock iShares Edge 40 Service Class
12/31/2025	-	1.51	to	13.13	-	-	0.45	to	1.75	10.93	to	9.51
12/31/2024	-	1.36	to	11.99	-	-	0.45	to	1.75	6.00	to	4.64
12/31/2023	-	1.28	to	11.46	-	-	0.45	to	1.75	8.58	to	7.20
12/31/2022	-	1.18	to	10.69	-	-	0.45	to	1.75	(14.82)	to	(15.91)
12/31/2021	-	1.39	to	12.71	-	-	0.45	to	1.75	5.30	to	3.96
TA BlackRock iShares Tactical - Balanced Service Class
12/31/2025	-	1.75	to	13.42	-	-	0.45	to	1.75	12.49	to	11.06
12/31/2024	-	1.56	to	12.09	-	-	0.45	to	1.75	8.20	to	6.81
12/31/2023	-	1.44	to	11.31	-	-	0.45	to	1.75	10.16	to	8.76
12/31/2022	-	1.31	to	10.40	-	-	0.45	to	1.75	(20.01)	to	(21.03)
12/31/2021	-	1.63	to	13.17	-	-	0.45	to	1.75	5.91	to	4.56

Transamerica Life Insurance Company
Separate Account VA AA
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
TA BlackRock iShares Tactical - Conservative Service Class
12/31/2025	-	$1.56	to	$12.50	$ -	-%	0.45%	to	1.75%	10.16%	to	8.75%
12/31/2024	-	1.41	to	11.49	-	-	0.45	to	1.75	5.74	to	4.38
12/31/2023	-	1.34	to	11.01	-	-	0.45	to	1.75	6.76	to	5.40
12/31/2022	-	1.25	to	10.45	-	-	0.45	to	1.75	(17.66)	to	(18.71)
12/31/2021	-	1.52	to	12.85	-	-	0.45	to	1.75	3.74	to	2.42
TA BlackRock iShares Tactical - Growth Service Class
12/31/2025	-	1.96	to	15.69	-	-	0.45	to	1.75	15.06	to	13.59
12/31/2024	-	1.70	to	13.82	-	-	0.45	to	1.75	11.15	to	9.73
12/31/2023	-	1.53	to	12.59	-	-	0.45	to	1.75	13.43	to	11.98
12/31/2022	-	1.35	to	11.24	-	-	0.45	to	1.75	(18.39)	to	(19.44)
12/31/2021	-	1.65	to	13.96	-	-	0.45	to	1.75	8.72	to	7.33
TA BlackRock Real Estate Securities Service Class
12/31/2025	-	1.38	to	11.76	-	1.32	0.45	to	1.75	8.83	to	7.44
12/31/2024	-	1.27	to	10.95	-	1.86	0.45	to	1.75	0.57	to	(0.72)
12/31/2023	-	1.26	to	11.03	-	5.17	0.45	to	1.75	12.64	to	11.21
12/31/2022	-	1.12	to	9.92	-	3.22	0.45	to	1.75	(28.71)	to	(29.62)
12/31/2021	4,927	1.57	to	14.09	7,681	2.15	0.45	to	1.75	25.29	to	23.69
TA BlackRock Tactical Allocation Service Class
12/31/2025	-	1.91	to	15.65	-	-	0.45	to	1.75	11.22	to	9.80
12/31/2024	-	1.72	to	14.25	-	-	0.45	to	1.75	11.98	to	10.54
12/31/2023	-	1.54	to	12.89	-	-	0.45	to	1.75	14.37	to	12.91
12/31/2022	-	1.34	to	11.42	-	-	0.45	to	1.75	(16.58)	to	(17.65)
12/31/2021	-	1.61	to	13.87	-	-	0.45	to	1.75	7.15	to	5.78
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class
12/31/2025	-	2.25	to	14.52	-	-	0.45	to	1.75	10.67	to	9.26
12/31/2024	-	2.03	to	13.29	-	-	0.45	to	1.75	8.90	to	7.50
12/31/2023	-	1.86	to	12.36	-	-	0.45	to	1.75	12.91	to	11.47
12/31/2022	-	1.65	to	11.09	-	-	0.45	to	1.75	(14.46)	to	(15.55)
12/31/2021	-	1.93	to	13.13	-	-	0.45	to	1.75	9.16	to	7.77
TA Goldman Sachs Managed Risk - Growth ETF Initial Class
12/31/2025	-	2.70	to	17.23	-	-	0.45	to	1.75	11.99	to	10.56
12/31/2024	-	2.41	to	15.59	-	-	0.45	to	1.75	13.01	to	11.56
12/31/2023	-	2.13	to	13.97	-	-	0.45	to	1.75	17.56	to	16.06
12/31/2022	-	1.81	to	12.04	-	-	0.45	to	1.75	(14.70)	to	(15.79)
12/31/2021	-	2.12	to	14.30	-	-	0.45	to	1.75	13.73	to	12.28
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2025	-	2.18	to	16.85	-	-	0.45	to	1.75	11.77	to	10.34
12/31/2024	-	1.95	to	15.27	-	-	0.45	to	1.75	12.72	to	11.27
12/31/2023	-	1.73	to	13.72	-	-	0.45	to	1.75	17.15	to	15.66
12/31/2022	-	1.47	to	11.87	-	-	0.45	to	1.75	(14.90)	to	(15.99)
12/31/2021	-	1.73	to	14.12	-	-	0.45	to	1.75	13.53	to	12.08
TA International Focus Service Class
12/31/2025	-	1.69	to	14.08	-	-	0.45	to	1.75	5.76	to	4.41
12/31/2024	-	1.59	to	13.49	-	-	0.45	to	1.75	(1.77)	to	(3.03)
12/31/2023	-	1.62	to	13.91	-	-	0.45	to	1.75	11.77	to	10.34
12/31/2022	-	1.45	to	12.61	-	3.07	0.45	to	1.75	(20.65)	to	(21.66)
12/31/2021	3,020	1.83	to	16.09	5,489	1.06	0.45	to	1.75	10.13	to	8.73

Transamerica Life Insurance Company
Separate Account VA AA
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
TA Janus Balanced Service Class
12/31/2025	-	$2.97	to	$19.79	$ -	-%	0.45%	to	1.75%	12.96%	to	11.51%
12/31/2024	-	2.63	to	17.74	-	-	0.45	to	1.75	14.34	to	12.87
12/31/2023	-	2.30	to	15.72	-	-	0.45	to	1.75	14.50	to	13.04
12/31/2022	-	2.01	to	13.91	-	-	0.45	to	1.75	(17.14)	to	(18.20)
12/31/2021	-	2.43	to	17.00	-	-	0.45	to	1.75	14.92	to	13.46
TA Janus Mid-Cap Growth Service Class
12/31/2025	10,311	3.70	to	24.14	38,170	-	0.45	to	1.75	7.37	to	6.00
12/31/2024	14,296	3.45	to	22.77	49,287	-	0.45	to	1.75	13.55	to	12.09
12/31/2023	19,549	3.04	to	20.31	59,355	-	0.45	to	1.75	16.28	to	14.80
12/31/2022	3,984	2.61	to	17.70	10,403	-	0.45	to	1.75	(17.31)	to	(18.36)
12/31/2021	14,879	3.16	to	21.68	46,856	0.16	0.45	to	1.75	16.47	to	14.98
TA JPMorgan Enhanced Index Service Class
12/31/2025	-	5.42	to	28.93	-	-	0.45	to	1.75	15.38	to	13.91
12/31/2024	-	4.70	to	25.40	-	-	0.45	to	1.75	23.34	to	21.76
12/31/2023	-	3.81	to	20.86	-	-	0.45	to	1.75	26.82	to	25.21
12/31/2022	-	3.01	to	16.66	-	-	0.45	to	1.75	(18.91)	to	(19.94)
12/31/2021	-	3.71	to	20.81	-	-	0.45	to	1.75	29.21	to	27.56
TA JPMorgan Tactical Allocation Service Class
12/31/2025	-	1.72	to	12.26	-	-	0.45	to	1.75	8.34	to	6.96
12/31/2024	-	1.58	to	11.46	-	-	0.45	to	1.75	3.61	to	2.28
12/31/2023	-	1.53	to	11.21	-	5.52	0.45	to	1.75	8.08	to	6.70
12/31/2022	13,127	1.42	to	10.50	18,577	0.78	0.45	to	1.75	(15.41)	to	(16.49)
12/31/2021	30,353	1.67	to	12.58	50,588	-	0.45	to	1.75	4.16	to	2.83
TA Multi-Managed Balanced Service Class
12/31/2025	-	3.56	to	19.45	-	-	0.45	to	1.75	12.22	to	10.79
12/31/2024	-	3.18	to	17.55	-	-	0.45	to	1.75	14.13	to	12.66
12/31/2023	-	2.78	to	15.58	-	-	0.45	to	1.75	17.91	to	16.41
12/31/2022	-	2.36	to	13.38	-	1.02	0.45	to	1.75	(16.86)	to	(17.92)
12/31/2021	12,293	2.84	to	16.31	34,648	0.96	0.45	to	1.75	16.27	to	14.78
TA Small/Mid Cap Value Service Class
12/31/2025	-	3.68	to	17.27	-	0.91	0.45	to	1.75	9.02	to	7.63
12/31/2024	-	3.37	to	16.04	-	-	0.45	to	1.75	8.07	to	6.69
12/31/2023	2,607	3.12	to	15.04	8,133	-	0.45	to	1.75	11.65	to	10.23
12/31/2022	2,054	2.79	to	13.64	5,739	0.14	0.45	to	1.75	(8.94)	to	(10.10)
12/31/2021	10,669	3.07	to	15.17	32,608	0.27	0.45	to	1.75	27.24	to	25.62
TA T. Rowe Price Small Cap Service Class
12/31/2025	4,023	4.94	to	19.90	19,859	-	0.45	to	1.75	9.44	to	8.04
12/31/2024	4,023	4.51	to	18.42	18,146	-	0.45	to	1.75	12.10	to	10.66
12/31/2023	-	4.02	to	16.64	-	-	0.45	to	1.75	20.34	to	18.80
12/31/2022	-	3.34	to	14.01	-	-	0.45	to	1.75	(22.94)	to	(23.93)
12/31/2021	-	4.34	to	18.42	-	-	0.45	to	1.75	10.58	to	9.17
TA WMC US Growth Service Class
12/31/2025	7,600	5.51	to	36.59	41,912	-	0.45	to	1.75	16.94	to	15.45
12/31/2024	7,600	4.72	to	31.70	35,840	-	0.45	to	1.75	28.11	to	26.47
12/31/2023	8,333	3.68	to	25.06	30,670	-	0.45	to	1.75	41.09	to	39.29
12/31/2022	-	2.61	to	17.99	-	-	0.45	to	1.75	(31.82)	to	(32.69)
12/31/2021	-	3.83	to	26.73	-	-	0.45	to	1.75	19.83	to	18.30

(1) See Footnote 1

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

** These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company
Separate Account VA AA
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses.  TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values.  An annual charge ranging from 0.30% to 1.60% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC's assumption of certain mortality and expense risks incurred in connection with the contract.  The charge is assessed daily based on the net asset value of the Mutual Fund.  Charges for administrative and mortality and expense risk are an expense of the subaccount.  Charges reflected above are those currently assessed and may be subject to change.  Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:
Additional Fund
Subaccount	Facilitation Fee Assessed
AB Balanced Hedged Allocation Class B Shares	0.20%
Franklin Allocation Class 4 Shares	0.15%

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company
Separate Account VA AA
Notes to Financial Statements
December 31, 2025

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.  During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC's products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company
Separate Account VA AA
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.